Stock-Based Compensation (Table 1) (Details) - $ / shares		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Performances Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested and outstanding, beginning of year	[1]	301,378
Granted	[1]	113,626
Vested	[1]	0
Cancelled/Forfeited	[1]	(110,915)
Non-vested and outstanding, end of year	[1]	304,089	301,378
Weighted-average grant date fair value, non-vested and outstanding, beginning of year		$ 40.57
Weighted-average grant date fair value, granted		44.44	$ 42.88	$ 39.73
Weighted-average grant date fair value, vested		0
Weighted-average grant date fair value, cancelled/forfeited		39.71
Weighted-average grant date fair value, non-vested and outstanding, end of year		$ 44.49	$ 40.57
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested and outstanding, beginning of year		12,268,921
Granted		4,785,921
Vested		0
Cancelled/Forfeited		(4,369,209)
Non-vested and outstanding, end of year		12,685,633	12,268,921

[1]	(a)The number of common shares issued related to performance shares may range from zero to 200 percent of the number of shares shown in the table above based on our achievement of performance goals for total shareholder return relative to a selected peer group of companies.